Document and Entity Information Document	3 Months Ended
Aug. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 15, 2021
Entity Registrant Name	LANDEC CORPORATION
Entity Central Index Key	0001005286
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27446
Entity Tax Identification Number	94-3025618
Entity Address, Address Line One	2811 Airpark Drive
Entity Address, City or Town	Santa Maria,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93455
City Area Code	650
Local Phone Number	306-1650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	LNDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false